PIMCO Funds

Supplement dated August 29, 2018 to the Bond Funds Prospectus dated July 30, 2018, as supplemented (the “Prospectus”)

Disclosure Regarding the PIMCO Extended Duration Fund and the

PIMCO Long-Term U.S. Government Fund

Effective August 30, 2018, the PIMCO Extended Duration Fund is jointly managed by Michael Cudzil and Stephen Rodosky. Accordingly, effective August 30, 2018, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Michael Cudzil and Stephen Rodosky. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Mr. Cudzil has managed the Fund since February 2016.

Effective August 30, 2018, the PIMCO Long-Term U.S. Government Fund is jointly managed by Michael Cudzil and Stephen Rodosky. Accordingly, effective August 30, 2018, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by Michael Cudzil and Stephen Rodosky. Messrs. Cudzil and Rodosky are Managing Directors of PIMCO. Mr. Rodosky has managed the Fund since July 2007. Mr. Cudzil has managed the Fund since February 2016.

In addition, effective August 30, 2018, disclosure concerning the Funds’ portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Extended Duration PIMCO GNMA and Government Securities PIMCO Long Duration Total Return PIMCO Long-Term U.S. Government PIMCO Moderate Duration PIMCO Mortgage-Backed Securities	Michael Cudzil	2/16 1/13 2/16 2/16 7/18 1/13	Managing Director, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO Extended Duration PIMCO Long Duration Total Return PIMCO Long-Term U.S. Government	Stephen Rodosky	7/07 7/07 7/07	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_082918

PIMCO Funds

Supplement dated August 29, 2018 to the

Statement of Additional Information dated July 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Extended Duration Fund and the

PIMCO Long-Term U.S. Government Fund

Effective August 30, 2018, the PIMCO Extended Duration Fund and the PIMCO Long-Term U.S. Government Fund are jointly managed by Michael Cudzil and Stephen Rodosky.

Accordingly, effective August 30, 2018, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective August 30, 2018, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective August 30, 2018, the PIMCO Extended Duration Fund and the PIMCO Long-Term U.S. Government Fund are jointly managed by Michael Cudzil and Stephen Rodosky.

In addition, effective August 30, 2018, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_082918